CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Shares Number	Equity Units Number	Common Shares and Equity Units Amount	Contributed Surplus	Warrants	Stock Options	Accumulated Deficit	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2014				$ 289,326,172	$ 11,682,644	$ 543,915	$ 20,669,308	$ (343,215,476)	$ 17,004
Balance (in shares) at Dec. 31, 2014		76,077,547	100
Net loss								(18,135,897)
Other comprehensive income									52,074
Stock option compensation							315,273
Fair value of options exercised				461,256			(461,256)
Equity Units converted to shares		100	(100)
Warrant expiration					543,915	$ (543,915)
Equity component of convertible notes (Note 10)					18,209,066
Common shares issued for:
Option exercises				679,990
Option exercises (in shares)		369,500
Balance at Dec. 31, 2015	$ (19,855,927)			290,467,418	30,435,625		20,523,325	(361,351,373)	69,078
Balance (in shares) at Dec. 31, 2015		76,447,147	0
Common shares issued for:
Option exercises				4,136,860
Option exercises (in shares)		2,273,000
Balance at Mar. 31, 2016				297,772,378	$ 30,435,625		17,363,405	(366,273,667)	201,859
Balance (in shares) at Mar. 31, 2016		78,720,147	0
Balance at Mar. 31, 2016	$ (20,500,400)
Common shares issued for:
Net loss								$ (4,922,294)
Other comprehensive income									$ 132,781
Stock option compensation							8,180
Fair value of options exercised				$ 3,168,100			$ (3,168,100)